UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT

DISCIPLINED EQUITY RESEARCH FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.1%
Ford Motor Co.	2,331	$28,462	*

Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	2,663	23,274	*
Bwin.Party Digital Entertainment PLC	5,819	12,836	*(a)

Total Hotels, Restaurants & Leisure		36,110

Household Durables - 1.9%
Stanley Black & Decker Inc.	796	52,353

Internet & Catalog Retail - 0.9%
Amazon.com Inc.	106	23,587	*

Media - 2.0%
Time Warner Inc.	529	18,599
Viacom Inc., Class B Shares	754	36,509

Total Media		55,108

Specialty Retail - 3.9%
Aeropostale Inc.	1,636	27,567	*
Best Buy Co. Inc.	1,211	33,423
Lowe’s Cos. Inc.	2,076	44,800

Total Specialty Retail		105,790

TOTAL CONSUMER DISCRETIONARY		301,410

CONSUMER STAPLES - 8.0%
Beverages - 2.2%
PepsiCo Inc.	913	58,469

Food & Staples Retailing - 1.9%
Safeway Inc.	1,646	33,200
Wal-Mart Stores Inc.	376	19,819

Total Food & Staples Retailing		53,019

Household Products - 3.9%
Colgate-Palmolive Co.	342	28,858
Energizer Holdings Inc.	231	18,628	*
Procter & Gamble Co.	948	58,292

Total Household Products		105,778

TOTAL CONSUMER STAPLES		217,266

ENERGY - 11.1%
Energy Equipment & Services - 2.7%
C&J Energy Services Inc.	252	7,686
Schlumberger Ltd.	524	47,354
Transocean Ltd.	306	18,837

Total Energy Equipment & Services		73,877

Oil, Gas & Consumable Fuels - 8.4%
CONSOL Energy Inc.	821	44,006
Devon Energy Corp.	380	29,906
Exxon Mobil Corp.	1,358	108,355
Noble Energy Inc.	446	44,457

Total Oil, Gas & Consumable Fuels		226,724

TOTAL ENERGY		300,601

FINANCIALS - 15.8%
Capital Markets - 4.1%
BlackRock Inc.	126	22,486
Blackstone Group LP	1,187	19,716
Charles Schwab Corp.	1,588	23,709
Solar Capital Ltd.	874	20,137
State Street Corp.	565	23,430

Total Capital Markets		109,478

Commercial Banks - 0.9%
Fifth Third Bancorp	1,994	25,224

Consumer Finance - 0.9%
American Express Co.	509	25,470

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - 4.1%
Bank of America Corp.	3,274	$31,791
Citigroup Inc.	880	33,739
JPMorgan Chase & Co.	1,095	44,293

Total Diversified Financial Services		109,823

Insurance - 4.3%
Assured Guaranty Ltd.	1,073	15,183
Berkshire Hathaway Inc., Class B Shares	746	55,331	*
Genworth Financial Inc., Class A Shares	1,921	15,983	*
MetLife Inc.	725	29,877

Total Insurance		116,374

Real Estate Investment Trusts (REITs) - 1.5%
Annaly Capital Management Inc.	1,454	24,398
Weyerhaeuser Co.	768	15,353

Total Real Estate Investment Trusts (REITs)		39,751

TOTAL FINANCIALS		426,120

HEALTH CARE - 13.6%
Biotechnology - 4.1%
Celgene Corp.	529	31,370	*
Dendreon Corp.	793	29,262	*
Human Genome Sciences Inc.	1,213	25,485	*
Myriad Genetics Inc.	1,127	23,971	*

Total Biotechnology		110,088

Health Care Equipment & Supplies - 1.6%
Medtronic Inc.	1,170	42,178

Health Care Technology - 0.5%
athenahealth Inc.	224	13,169	*

Pharmaceuticals - 7.4%
Abbott Laboratories	740	37,977
Forest Laboratories Inc.	675	25,016	*
Impax Laboratories Inc.	1,048	22,197	*
Johnson & Johnson	874	56,626
Nektar Therapeutics	2,903	18,695	*
Pfizer Inc.	2,126	40,904

Total Pharmaceuticals		201,415

TOTAL HEALTH CARE		366,850

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.2%
Goodrich Corp.	417	39,674
Lockheed Martin Corp.	266	20,144

Total Aerospace & Defense		59,818

Air Freight & Logistics - 0.6%
UTI Worldwide Inc.	1,070	17,302

Airlines - 1.1%
Southwest Airlines Co.	2,866	28,545

Construction & Engineering - 0.8%
Aecom Technology Corp.	824	20,386	*

Industrial Conglomerates - 2.7%
3M Co.	384	33,462
United Technologies Corp.	485	40,177

Total Industrial Conglomerates		73,639

Machinery - 0.6%
Oshkosh Corp.	670	16,629	*

Road & Rail - 2.0%
Hertz Global Holdings Inc.	1,969	27,704	*
Old Dominion Freight Line Inc.	690	25,564	*

Total Road & Rail		53,268

TOTAL INDUSTRIALS		269,587

See Notes to Schedule of Investments.

2

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.7%
Cisco Systems Inc.	3,066	$48,964
F5 Networks Inc.	252	23,557	*
QUALCOMM Inc.	518	28,376

Total Communications Equipment		100,897

Computers & Peripherals - 5.6%
Apple Inc.	187	73,020	*
EMC Corp.	1,910	49,813	*
Hewlett-Packard Co.	801	28,163

Total Computers & Peripherals		150,996

Internet Software & Services - 3.9%
Active Network Inc.	725	13,159	*
eBay Inc.	1,554	50,893	*
Rackspace Hosting Inc.	1,043	41,720	*

Total Internet Software & Services		105,772

Semiconductors & Semiconductor Equipment - 4.3%
First Solar Inc.	203	24,001	*
Integrated Device Technology Inc.	3,842	26,279	*
Marvell Technology Group Ltd.	2,721	40,325	*
Spansion Inc.	1,342	24,398	*

Total Semiconductors & Semiconductor Equipment		115,003

Software - 5.2%
Adobe Systems Inc.	1,626	45,073	*
Autodesk Inc.	608	20,915	*
Microsoft Corp.	1,670	45,758
Red Hat Inc.	705	29,666	*

Total Software		141,412

TOTAL INFORMATION TECHNOLOGY		614,080

MATERIALS - 4.1%
Chemicals -1.8%
Monsanto Co.	224	16,460
Nalco Holding Co.	909	32,133

Total Chemicals		48,593

Containers & Packaging - 0.9%
Sealed Air Corp.	1,078	23,209

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold Inc.	374	19,807
Nucor Corp.	477	18,551

Total Metals & Mining		38,358

TOTAL MATERIALS		110,160

UTILITIES - 3.7%
Electric Utilities - 0.9%
American Electric Power Co. Inc.	652	24,033

Independent Power Producers & Energy Traders - 1.4%
Calpine Corp.	2,236	36,335	*

Multi-Utilities - 1.4%
Xcel Energy Inc.	1,612	38,688

TOTAL UTILITIES		99,056

TOTAL INVESTMENTS - 100.1% (Cost - $2,582,094#)		2,705,130
Liabilities in Excess of Other Assets - (0.1)%		(4,001)

TOTAL NET ASSETS - 100.0%		$2,701,129

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified series of the Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$288,574	$12,836	—	$301,410
Consumer staples	217,266	—	—	217,266
Energy	300,601	—	—	300,601
Financials	426,120	—	—	426,120
Health care	366,850	—	—	366,850
Industrials	269,587	—		269,587
Information technology	614,080	—	—	614,080
Materials	110,160	—	—	110,160
Utilities	99,056	—	—	99,056

4

Notes to Schedule of Investments (unaudited) (continued)

Total investments	$2,692,294	$12,836	—	$2,705,130

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund enters into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$250,749
Gross unrealized depreciation	(127,713)

Net unrealized appreciation	$123,036

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011